Security deposits and maintenance reserves	3 Months Ended
Mar. 31, 2018
Security deposits and maintenance reserves
Security deposits and maintenance reserves

9.Security deposits and maintenance reserves

	March 31, 2018 (Unaudited)	December 31, 2017

Security deposits	190.7	181.0
Maintenance reserve deposits	1,139.0	1,078.1

	1,329.7	1,259.1

Security deposits and maintenance reserve deposits are denominated in US dollars and adjusted for changes to foreign exchange rates. Security deposits are related to aircraft lease contracts and will be refunded to the Company when the aircraft is returned at the end of the lease agreement. Maintenance reserve deposits are paid under certain aircraft leases to be held as collateral in advance of the performance of major maintenance activities and are reimbursable upon completion of the related maintenance event, under certain conditions.

As of March 31, 2018 maintenance reserve deposits are likely to be recoverable as they are lower than the expected cost of the related next maintenance event that the reserves are intended to collateralize. During the three months ended March 31, 2018 the Company recognized a write-off of R$0.6 (December 31, 2017 - R$9.6) in the “Maintenance materials and repairs” in the interim consolidated income statements line item for maintenance reserve deposits that are not likely to be reimbursed in relation to aircraft that went through their last maintenance event prior to their return.

The Company replaced some of its security deposits and maintenance reserves deposits for bank guarantees, and was refunded an amount of R$5.7 and R$0, respectively as of March 31, 2018 (March 31, 2017 - R$1.6 and R$0 respectively).

Presented below are the changes in the security deposits and maintenance reserve deposits balance:

	Maintenance reserves deposits	Security deposits	Total

Balance at December 31, 2016	858.2	219.8	1,078.0

Additions	291.4	25.8	317.2
Refunds from sublease (*)	—	3.3	3.3
Write-offs	(9.6)	—	(9.6)
Refunds/returns	(81.0)	(69.5)	(150.5)
Foreign exchanges variations	19.1	1.6	20.7

Balance at December 31, 2017	1,078.1	181.0	1,259.1

Additions	75.0	15.2	90.2
Write-offs	(0.6)	—	(0.6)
Refunds/returns	(19.9)	(6.4)	(26.3)
Foreign exchanges variations	6.4	0.9	7.3

Balance at March 31, 2018	1,139.0	190.7	1,329.7

(*) refers to the net amount received and refunds from TAP in relation to security deposits of subleased aircraft.